Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-Based Compensation
14.	STOCK-BASED COMPENSATION
2012 Stock Incentive Plan
The Company
adopted the 2012 Stock Incentive Plan (the “Plan”) in April 2012 for the issuance of stock options and other stock-based awards to employees, consultants, officers, and directors. As of December 31,

2020 and 2021, the maximum number of
shares
of Common Stock issuable under the Plan is
 30,555,461. There were 7,592,252 and 2,556,608 shares
of
common stock available for future grants under the Plan as of December 31, 2020 and 2021
,

respectively.

The

Plan is administered by the Company’s board of directors (the “Board”). The exercise prices, vesting and other restrictions are determined at the discretion of the Board, except that the exercise price per share of incentive stock options may not be less than
100
% of the fair market value of the common stock on the date of grant. Stock options awarded under the Plan expire ten years
after the grant date unless the Board sets a shorter term. Vesting periods for awards under the plans are determined at the discretion of the Board. Incentive stock options granted to employees and non-statutory
options and restricted stock awards granted to employees, officers, members of the Board, advisors, and consultants of the Company typically vest over four
or
five years
.
The fair value of stock option awards is estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

	Years Ended December 31,
	2020	2021

Fair value of underlying common stock	$ 0.46 - $ 0.65	$ 0.82 - $ 5.89
Weighted average risk-free interest rate	0.27% - 1.55%	0.48% - 1.42%
Expected term (in years)	5 - 6	6
Expected volatility	69.5% - 70.4%	56.3% - 68.9%
Expected dividend yield	0.00%	0.00%
The following table summarizes the activity of the Company’s stock options under the Plan for the year ended December 31, 2021:

			AVERAGE	AGGREGATE
		WEIGHTED-	REMAINING	INTRINSIC
		AVERAGE	CONTRACTUAL	VALUE
	SHARES	EXERCISE PRICE	TERM (in years)	(in thousands)
Outstanding at December 31, 2020	22,538,570	$0.41	8.5	$9,170
Granted	5,725,888	2.13	—	—
Exercised	(380,149)	0.38		2,096
Cancelled or forfeited	(688,474)	1.07		—

Outstanding at December 31, 2021	27,195,835	$0.76	8.0	$139,505

Vested and expected to vest at December 31, 2021	27,195,835	$0.76	8.0	$139,505
Exercisable at December 31, 202 1	11,191,724	$0.34	6.9	$62,157
The
 weighted-average grant date fair value of stock options granted during the years ended December 31, 2020, and 2021 was $0.40 per share and $1.28 per share, respectively. As of December 31, 2021, total unrecognized compensation expense related to stock options totaled approximately $9.4 million, which is expected to be recognized over a weighted-average period of 2.9 years.
The aggregate intrinsic value of common stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise
prices lower than the fair value of the Company’s common stock. The intrinsic value of options exercised in 2020 and 2021, was approximately $0.1 million and $2.1 million, respectively.
Restricted Stock
The fair
value of each restricted common stock award is estimated on the date of grant based on the fair value of the Company’s common stock on that same date. Since 2018, the Company has issued 131,925 shares of restricted common stock to independent members of the Board of Directors, members of the Scientific Advisory Board and certain scientific founders, having a fair value of approximately $84 thousand, and subject to vesting over periods of 2 to 4 years.
A summary
of the Company’s restricted stock activity during the years ended December 31, 2020, and 2021 is presented below:

	SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE

Unvested shares as of December 31, 2020	37,465	$0.37
Vested	(31,109)	0.54

Unvested shares as of December 31, 2021	6,356	$0.76

Stock-Based Compensation Expense
Stock-based compensation expense recorded as research and development and general and administrative expenses, for employees, directors and non-employees

during the years ended December 31, 2020 and 2021 is as follows:

	Years Ended December 31,
	2020	2021
Research and development	$306	$1,018
General and administrative	353	973

Total stock-based compensation expense	$659	$1,991

The Company expects to recognize additional stock-based compensation expense associated with 439,678 shares subject to GreenLight options that vest based on both a liquidity and a service condition. At the date of grant in 2020
, achievement of the conditions in the performance-based award was deemed not probable and, accordingly, the grant date fair value of the award was zero based upon the probable outcome of such conditions. The liquidity condition is satisfied upon the occurrence of certain events, including a merger or acquisition or other business combination transaction involving the Company and a publicly traded special purpose acquisition company or other similar entity and, as a result, the liquidity condition for certain of GreenLight’s options will be satisfied upon the completion of the Business Combination. Assuming achievement of the highest level of performance, the performance-based award would have had a grant date fair value of $0.2 million. In December 2021, the Company’s Board of Directors voted to extend the length of time to allow for the performance vesting to occur by March 31, 2022. The fair value of the award, as modified, was $2.1 million as of the modification date. Upon closing of the Business Combination, the Company expects to recognize approximately
 $1.4

million of incremental stock-based compensation expense associated with these options
, and the remainder will be recognized over the remaining service period.

As of December 31, 2021, the performance condition has not yet been achieved, and
439,678
shares subject to performance-based options were not
vested.